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AXP (SM)
Progressive
Fund


2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

AMERICAN
  EXPRESS (R)
 FUNDS

(icon of) ruler

AXP Progressive Fund seeks to provide shareholders with long-term growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
 EXPRESS (R) (lOGO)

Mid-Cap Mixture
Everyone likes to get a bargain. In the investment world, bargains are known as "value" stocks -- stocks whose prices are believed to be low in relation to the true worth of their respective companies. While AXP Progressive Fund's main focus is on mid-cap value stocks, the Fund also invests in mid-cap growth stocks -- which represent rapidly growing companies -- to create a highly diversified, balanced portfolio.

Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                        3
From the Portfolio Managers              3
Fund Facts                               5
The 10 Largest Holdings                  6
Making the Most of the Fund              7
The Fund's Long-term Performance         8
Independent Auditors' Report            10
Financial Statements                    11
Notes to Financial Statements           14
Investments in Securities               22
Federal Income Tax Information          26

AXP PROGRESSIVE FUND
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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o    Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.


Arne H. Carlson

(picture of) Kent A. Kelley
Kent A. Kelley
Portfolio Manager

From the Portfolio Managers
A strong performance by mid-capitalization stocks set the stage for a healthy gain by AXP Progressive Fund during the past fiscal year. For the 12 months -- October 1999 through September 2000 -- the total return for the Fund's Class A shares was 18.10% (excluding the sales charge).

The period got off to a spectacular start, as investors took encouragement from reports of continued low inflation and robust corporate profits, especially in the technology sector. In November, investor enthusiasm for "new-economy" stocks began adding fuel to the fire, powering the stock market to a series of new highs through 1999 and into early January.

ANNUAL REPORT - 2000

(picture of) Jake Hurwitz
Jake Hurwitz
Portfolio Manager

SPRING SLUMP
By the spring, though, investor sentiment turned bearish under the pressure of higher interest rates, and stocks were driven into retreat. While the market did manage during the summer to regain much of the lost ground, concerns about the strength of future corporate profits brought the period to a close with a sharp sell-off in September.

To the Fund's benefit, mid-capitalization (mid-size) stocks were especially strong performers over the 12 months, beating both the small-cap and large-cap segments. Not only did mid-caps participate in the market's upturns, they generally held up better during the downturns.

Also working in the Fund's favor was a change in strategy that took effect last June, when we became the new managers. With the goal of broadening the Fund's investment approach, we substantially increased holdings among high-growth stocks to complement what had been a portfolio almost exclusively devoted to value stocks. By the end of July, the portfolio held 210 issues, with a mix of about 40% mid-cap growth stocks and about 60% mid-cap value. We saw evidence of the potential of this more-diversified approach in August and September, when the Fund far outperformed the market as a whole, thanks largely to investments in energy, financial services and health care stocks.

Looking ahead to the current fiscal year, we remain positive about the outlook for stocks in general and mid-cap stocks in particular. We're especially encouraged by the resilient performance of the mid-cap segment during the turmoil in the market this past summer and fall, and we believe many mid-cap companies should continue to show strong relative earnings improvement during the next several months. Beyond that, assuming the Federal Reserve achieves its goal of slowing down the economy to a more moderate pace and removes the inflation threat, a more-normal and less-volatile investment environment should unfold. If so, we think the Fund is well positioned to participate in potential market advances.


Kent A. Kelley


Jake Hurwitz

AXP PROGRESSIVE REPORT
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

Fund Facts
Class A -- 12-month performance
(All figures per share)
Net asset value (NAV)
Sept. 30, 2000                                                                    $8.44
Sept. 30, 1999                                                                    $7.21
Increase                                                                          $1.23
Distributions -- Oct. 1, 1999 - Sept. 30, 2000
From income                                                                       $0.06
From capital gains                                                                 $ --
Total distributions                                                               $0.06
Total return**                                                                  +18.10%

Class B -- 12-month performance
(All figures per share)
Net asset value (NAV)
Sept. 30, 2000                                                                    $8.26
Sept. 30, 1999                                                                    $7.06
Increase                                                                          $1.20
Distributions -- Oct. 1, 1999 - Sept. 30, 2000
From income                                                                        $ --
From capital gains                                                                 $ --
Total distributions                                                                $ --
Total return**                                                                  +17.00%

Class C-- June 26, 2000* - Sept. 30, 2000
(All figures per share)
Net asset value (NAV)
Sept. 30, 2000                                                                    $8.26
June 26, 2000*                                                                    $7.78
Increase                                                                          $0.48
Distributions-- June 26, 2000* - Sept. 30, 2000
From income                                                                        $ --
From capital gains                                                                 $ --
Total distributions                                                                $ --
Total return**                                                                   +6.17%***

  *Inception date.
 **The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
***The total return for Class C is not annualized.

ANNUAL REPORT - 2000

The 10 Largest Holdings
                                           Percent               Value
                                       (of net assets)    (as of Sept. 30, 2000)

 Calpine                                    1.37%             $4,488,124
 Providian Financial                         .99               3,238,499
 Sanmina                                     .96               3,155,162
 Harley-Davidson                             .95               3,111,875
 Dynegy Cl A                                 .94               3,078,000
 Brocade Communications Systems              .94               3,067,999
 Integrated Device Technology                .93               3,049,849
 Lehman Brothers Holdings                    .92               3,028,874
 PPL                                         .92               3,005,999
 UnitedHealth Group                          .90               2,962,500

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 9.82% of net assets

(icon of) piechart

AXP PROGRESIVE FUND
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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o    your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.How dollar-cost averaging works Accumulated

ANNUAL REPORT - 2000

The Fund's Long-term Performance

How your $10,000 has grown in AXP Progressive Fund

$80,000
                                                        X S&P MidCap 400 Index
$70,000

$60,000
                                                   X S&P 500 Index
$50,000
                                           X Russell MidCap(R) Value Index
$40,000
                                                           $31,079
                                                            AXP Progressive Fund
                                                            Class A
$30,000
                                      X Lipper Mid-Cap Value Index
$20,000

$9,425

'90   '91   '92   '93  '94   '95   '96  '97   '98   '99   '00

(The printed version of the chart contains a line graph with five lines corresponding to the four Indexes and Fund noted above.)

Average Annual Total Returns (as of Sept. 30, 2000)

                  1 year      5 years     10 years (A)    Since inception (B&Y)
 Class A          +11.31%     +9.47%        +12.01%                 --%
 Class B          +13.00%     +9.78%            --%             +10.88%*
 Class Y          +18.28%     +10.91%           --%             +12.00%*

* Inception date was March 20, 1995.

Assumes: Holding period from 10/1/90 to 9/30/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distrbutions for the Fund has a value of $16,216. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to four widely cited performance indexes, Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), Russell MidCap(R) Value Index, Lipper Mid-Cap Value Index and Standard & Poor's 500 Index (S&P 500 Index). Recently, the Fund's investment manager recommmended that the Fund change its comparative index from the S&P 500 Index to the S&P MidCap 400 Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings. We will include both indexes in this transition year. In the future, however, only the S&P MidCap 400 Index will be included. In comparing AXP Progressive Fund (Class A) to the four indexes, you should take into account the fact that the Fund'sperformance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes. Class C became effective June 26, 2000 and therefore performance information is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5.75%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

AXP PROGRESSIVE FUND
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Standard & Poor's  MidCap 400 Index  (S&PMidCap  400 Index),  an  unmanaged market-weighted index, consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The Fund may invest in stocks that may not be listed in the Index.

Russell MidCap(R) Value Index, an unmanaged index, measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

Lipper Mid-Cap Value Index, an unmanaged index published by Lipper Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Standard & Poor's 500 Index (S&P 500 Index), an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

ANNUAL REPORT - 2000

The  financial   statements   contained  in  Post-Effective   Amendment  #69  to
Registration Statement No. 2-30059 filed on or about November 27, 2000, are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)
The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Progressive Fund, Inc.

Fiscal year ended Sept. 30, 2000

Class A
Income distributions taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                                  Per share
Dec. 23, 1999                                                  $0.06487
Total distributions                                            $0.06487

Class B
Income distributions taxable as dividend income, 100% qualifying for deductions by corporations.

Payable date                                                  Per share
Dec. 23, 1999                                                  $0.00001
Total distributions                                            $0.00001

Class Y
Income distributions taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                                  Per share
Dec. 23, 1999                                                  $0.07739
Total distributions                                            $0.07739

AXP PROGRESSIVE FUND
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American
  Express(R)
 Funds

AXP Progressive Fund
70100 AXP Financial Center
Minneapolis, MN  55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc.and is not a broker-dealer.AXP Progressive Fund 70100 AXPFinancial Center Minneapolis, MN 55474

AMERICAN
  EXPRESS (R) (logo)

S-6449 T (11/00)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.